Nov. 28, 2017

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED FEBRUARY 8, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED NOVEMBER 28, 2017, OF

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

This supplement announces a name change and a reduction in the management fee paid by the fund, with corresponding reductions to the expense caps on total operating expenses.

Effective March 31, 2018, the fund will be renamed Western Asset Income Fund. The fund’s investment objective and strategies are not changing as of result of this name change.

Effective March 31, 2018, the contractual management fee for the fund is reduced.

Effective March 31, 2018, the following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25[1,2]	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	1.00	1.00	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Management fees	0.50	0.50	0.50	0.50	0.50	0.50	0.50
Distribution and/or service (12b-1) fees	0.25	1.00	0.70	0.25	0.50	None	None
Other expenses	0.24	0.20	0.20	0.30[6]	0.30[6]	0.21	0.11
Total annual fund operating expenses	0.99	1.70	1.40	1.05	1.30	0.71	0.61
Fees waived and/or expenses reimbursed	N/A	__7	N/A	(0.05)[7]	__7	(0.01)[7]	(0.01)[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[8]	0.99	1.70	1.40	1.00	1.30	0.70	0.60

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

[6]	“Other expenses” for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.80% for Class C shares, 1.00% for Class FI shares, 1.30% for Class R shares, 0.70% for Class I shares and 0.60% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

[8]	Total annual fund operating expenses after waiving fees and/or reimbursing expenses have been restated to reflect current management fees and expense caps, as applicable.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	522	728	950	1,587
Class C (with redemption at end of period)	273	536	923	2,008
Class C (without redemption at end of period)	173	536	923	2,008
Class C1 (with redemption at end of period)	243	444	766	1,680
Class C1 (without redemption at end of period)	143	444	766	1,680
Class FI (with or without redemption at end of period)	102	329	574	1,277
Class R (with or without redemption at end of period)	132	411	712	1,568
Class I (with or without redemption at end of period)	72	227	395	881
Class IS (with or without redemption at end of period)	61	194	339	761